Offerings - Offering: 1	Jul. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	600,000
Proposed Maximum Offering Price per Unit	298.63
Maximum Aggregate Offering Price	$ 179,178,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 24,745.00
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock, par value $0.001 ("Common Stock"), of Ligand Pharmaceuticals Incorporated (the "Registrant") that become issuable under the Registrant's Ligand Pharmaceuticals Incorporated 2002 Stock Incentive Plan, as amended and restated (the "Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. (2) Represents 600,000 shares of Common Stock authorized for future issuance under the Plan. (3) Estimated in accordance with Rule 457(c) and Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The maximum price per share and maximum aggregate offering price are based upon the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Market on July 16, 2026, which date is within five business days prior to filing this Registration Statement.